Research and Development	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Research and Development
(21) Research and Development
Research and development costs for the years ended March 31, 2019, 2020 and 2021 consist of the following:

	Yen (millions)
	2019	2020	2021
Research and development expenditures incurred during the reporting period	¥820,037	¥821,478	¥780,065
Amount capitalized	(161,232)	(192,397)	(201,889)
Amortization and impairment losses of capitalized development costs	148,100	175,042	160,718

Total	¥806,905	¥804,123	¥738,894